As filed with the Securities and Exchange Commission on March 26, 2020

1933 Act Registration No. 033-00507

1940 Act Registration No. 811-04419

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 157	☑
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 158

(Check appropriate box or boxes.)

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☑	on April 24, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA SERIES TRUST

Explanatory Note

This Post-Effective Amendment No. 157 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 24, 2020, the effectiveness of the Registration Statement, filed in Post-Effective Amendment No. 153 on November 15, 2019 related to Transamerica Goldman Sachs 70/30 Allocation VP, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of this Registration Statement for Transamerica Series Trust was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
154	January 28, 2020	February 27, 2020
155	February 26, 2020	March 27, 2020

This Post-Effective Amendment No. 157 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 153.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 157 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 26th day of March, 2020.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 157 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	March 26, 2020

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	March 26, 2020

/s/ Leo J. Hill Leo J. Hill*	Trustee	March 26, 2020

/s/ David W. Jennings David W. Jennings*	Trustee	March 26, 2020

/s/ Fredric A. Nelson III Fredric A. Nelson III*	Trustee	March 26, 2020

/s/ John E. Pelletier John E. Pelletier*	Trustee	March 26, 2020

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	March 26, 2020

/s/ John W. Waechter John W. Waechter*	Trustee	March 26, 2020

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	March 26, 2020

/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	March 26, 2020

*By:	/s/ Erin D. Nelson Erin D. Nelson**	Chief Legal Officer and Secretary	March 26, 2020

**	Attorney-in-fact pursuant to power of attorney previously filed.